Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises and Equipment

Note 7 - Premises and Equipment

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2013 and 2012 are listed below:

	2013	2012
	(dollars in thousands)

Land	$3,454	$4,101
Building and improvements	11,096	11,129
Furniture and equipment	7,937	7,583

Total fixed assets	22,487	22,813
Less accumulated depreciation	8,706	7,861

Net fixed assets	$13,781	$14,952